Entity-Wide Information (Tables)	12 Months Ended
Dec. 31, 2020
Entity-Wide Information [Abstract]
Schedule of Revenues by Geographic Area

Substantially all fixed assets are located in Israel and substantially all revenues are derived from shipments to other countries. Revenues are attributable to geographic areas/countries based upon the destination of shipment of products and related services as follows:

	Year Ended December 31,
	2020	2019	2018
	U.S. Dollars (in thousands)
Asia Pacific	137,555	115,925	98,468
United States	9,847	10,388	13,227
Europe	8,457	7,706	11,479

	155,859	134,019	123,174